SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentration of credit risk (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) item	Dec. 31, 2022 item
Concentration of risks
Cash and cash equivalents	$ 85,194,502	$ 109,934,257
Concentration of credit risk | Cash and cash equivalents | Mainland of China
Concentration of risks
Cash and cash equivalents	3,020,953	6,538,253
Concentration of credit risk | Cash and cash equivalents | Outside the mainland of China
Concentration of risks
Cash and cash equivalents	$ 82,173,549	$ 103,396,004
Concentration of suppliers | Research and development services purchased | One supplier
Concentration of risks
Number of major supplier | item			1
Concentration risk percentage			34.10%
Concentration of suppliers | Research and development services purchased | No supplier
Concentration of risks
Number of major supplier | item		0
Concentration risk percentage		10.00%
Concentration of suppliers | Research and development services purchased | Another supplier
Concentration of risks
Concentration risk percentage	17.20%